Provision for Loan Losses (Tables)	6 Months Ended
Jun. 30, 2019
Provision for Loan Losses [Abstract]
Schedule of provision for loan losses
	Business loans	Personal loans	Total
Provision for loan losses beginning balance	$35,355,922	$93,571,678	$128,927,600
Provisions	7,029,408	18,169,032	25,198,440
Reversals	(254)	-	(254)
Foreign currency translation adjustment	(27,513)	(67,680)	(95,193)
Provision for loan losses ending balance	$42,357,563	$111,673,030	$154,030,593
Ending balance: individually evaluated for impairment	$42,345,185	$111,673,030	$154,018,215
Ending balance: collectively evaluated for impairment	$12,378	$-	$12,378

	Business loans	Personal loans	Total
Provision for loan losses beginning balance	$22,365,076	$41,929,614	$64,294,690
Charge-offs	(5,329,466)	-	(5,329,466)
Provisions	18,693,941	28,942,157	47,636,098
Foreign currency translation adjustment	(1,090,531)	(1,818,978)	(2,909,509)
Provision for loan losses ending balance	$34,639,020	$69,052,793	$103,691,813
Ending balance: individually evaluated for impairment	$34,639,020	$69,041,158	$103,680,178
Ending balance: collectively evaluated for impairment	$-	$11,635	$11,635